INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Source Differences Between Income Taxes at the Federal Statutory Rate and the Provision for Income Taxes

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2024 and 2023, respectively, is as follows:

	Year Ended December 31,
	2024	2023
Tax benefit at the statutory rate	$(7,249,161)	$(4,346,294)
Increase (decrease) in taxes resulting from:
State taxes	(1,583,965)	(400,290)
Stock-based compensation	34,599	82,430
Research and development tax credits	(100,311)	(418,321)
Loss on debt extinguishment	4,305,904	—
Deferred tax true-ups and other	(1,037,064)	(167,497)
Change in valuation allowance	5,629,998	5,249,972
Total income tax expense (benefit)	$—	$—

Schedule of Components of Company's Deferred Income Tax Assets and Liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$16,979,615	$13,095,540
Research and development credits	1,310,860	1,647,502
Capitalized pre-business expenses	3,860,144	2,229,904
Accrued expenses	219,423	124,458
Stock-based compensation	1,019,432	899,453
Inventory reserve	282,905	243,070
Operating lease liability	57,817	127,116
Capitalized §174 research and development costs	1,966,559	1,905,522
Unrealized derivative gain/loss	34,368	—
Total deferred tax assets before valuation allowance	25,731,123	20,272,565
Less valuation allowance	(25,386,669)	(19,756,671)
Total deferred tax assets	344,454	515,894
Deferred tax liabilities
Fixed assets	(295,152)	(390,191)
Right-of-use assets	(49,302)	(125,703)
Total deferred tax liabilities	(344,454)	(515,894)
Net deferred tax asset (liability)	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023 is as follows:

	Year Ended December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.6%	1.9%
Stock-based compensation	-0.1%	-0.4%
General business credits	0.3%	2.0%
Loss on extinguishment of debt	-12.5%	0.0%
Deferred tax true-ups and other	3.0%	0.8%
Change in valuation allowance	-16.3%	-25.3%
Income tax provision	0.0%	0.0%

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2024	$—
Additions based on tax positions related to 2024	25,078
Additions for tax positions of prior years	411,876
Balance as of December 31, 2024	$436,954